Condensed Consolidated statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 3,986	$ 4,055
Marketable securities:
Unrealized gain (loss)	5	(1,135)
Derivatives:
Unrealized income (loss)	5,935	(1,088)
Amounts reclassified from accumulated other comprehensive income (loss)	(1,531)	99
Other comprehensive income (loss) for six months ended June 30, 2025 and 2024, respectively	4,409	(2,124)
Comprehensive income	$ 8,395	$ 1,931